EVENTS AFTER THE REPORTING YEAR	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING YEAR	EVENTS AFTER THE REPORTING YEAR
Management has performed a risk assessment related to the global geopolitical situation and the war in Ukraine and has determined that, as of the date of the issuance of these financial statements, the war itself, the effect of the sanctions or the ramifications of the war is not having any material impact on the Pharming business.
Management identified no events after the reporting period affecting the 2021 financial statements.